Cash and Investments - Interest and dividends and share of profit of associates (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Interest income:
Cash and short term investments		$ 359.8	$ 279.4
Bonds		2,055.3	1,624.9
Derivatives and other invested assets		(68.5)	(63.2)
Interest income		2,346.6	1,841.1
Dividends:
Dividend income		262.9	133.8
Investment expenses		(97.6)	(78.7)
Interest and dividends		2,511.9	1,896.2
Share of profit of associates		956.3	1,022.2
Dividends received		419.6	246.7
Preferred stocks
Dividends:
Dividend income		164.7	44.7
Preferred stocks | Digit
Dividends:
Dividends received	$ 112.3
Common stocks
Dividends:
Dividend income		$ 98.2	$ 89.1